Disclosure on individual items of the consolidated financial statements (Details) - Schedule of market prices for private warrants - $ / shares		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Schedule Of Market Prices For Private Warrants Abstract
Spot price (in Dollars per share)	[1]
Strike price (in Dollars per share)	[2]
Expected term (years)	[3]	3 years 11 months 23 days	4 years 11 months 23 days
Risk free rate	[4]	4.11%	1.26%
Dividend yield	[5]	0.00%	0.00%
Annual volatility	[6]	46.94%	23.40%

[1]	Equal to the observed price of the common shares,
[2]	Warrant strike price,
[3]	Calculated as the time period between the end of the reporting period and the warrants expiration date (December 22, 2026),
[4]	Interpolated 3.98-year (December 31, 2021: 4.98) constant maturity US treasury rates,
[5]	Assumed dividend yield of 0%,
[6]	Implied volatility observed through the public warrants traded price.